Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000244569
Shareholder Report [Line Items]
Fund Name	Brandes International ETF
Trading Symbol	BINV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Brandes International ETF for the period July 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 143,051,419
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 454,932
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics Significance or Limits [Text Block]
C000244570
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Small-Mid Cap Value ETF
Trading Symbol	BSMC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period July 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 78,866,092
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 251,973
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics Significance or Limits [Text Block]
C000244571
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Value ETF
Trading Symbol	BUSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Brandes U.S. Value ETF for the period July 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 208,693,376
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 539,802
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics Significance or Limits [Text Block]